Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Feb. 28, 2012 Class $ / shares	Dec. 31, 2016 USD ($) Class shares	Dec. 31, 2015 USD ($)	May 01, 2009 $ / shares
Accounting Policy [Line Items]
Cash		$ 1,149	$ 0
Provision for income tax		$ 0
Partnership payments to Ceres for general partner fee, rate by investment, monthly basis		0.0833%
Partnership payments to Ceres for general partner fee, rate by investment, annual basis		1.00%
Partnership payments to Ceres for administrative fee, rate by investment, monthly basis		0.0333%
Partnership payments to Ceres for administrative fee, rate by investment, annual basis		0.40%
Number of share classes | Class	4	2
Initial offer price per capital units | $ / shares	$ 1,000
Minimum partnership subscription amount		$ 25,000
Incremental additional subscriptions		$ 10,000
Limited partners unit that can be redeemed		100.00%
Minimum number of units to be maintained by investors | shares		3
Period to pay all redemptions		10 days
Notice period to terminate partnership		60 days
Meritage Futures Fund LP [Member]
Accounting Policy [Line Items]
Cash		$ 1,227	$ 0
ERISA/IRA Investors [Member]
Accounting Policy [Line Items]
Minimum partnership subscription amount		$ 10,000
Class D [Member]
Accounting Policy [Line Items]
Initial offer price per capital units | $ / shares				$ 1,137
Limited Partner [Member]
Accounting Policy [Line Items]
Percentage of average daily funds held		100.00%
Interest income rate calculation basis		Rate equal to the monthly average of the 4-week U.S. Treasury bill discount rate less 0.15% during such month but in no event less than zero.
Percentage to be deducted from U.S. Treasury bill discount rate		0.15%
Interest income rate, minimum		0.00%
Percentage of interest income earned on any excess cash invested in permitted investments		100.00%